Management Fee, Selling Commission, Platform Fees And Profit Share (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Profit share percentage	20.00%
Management fees	$ 3,624,623	$ 2,952,133
Series A [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling commissions, per month	0.167%
Selling commissions	2.00%
Series B [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Platform fee, per month	0.00021%
Platform fee	0.25%
Series D [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Management fee, per annum	0.75%
Selling commissions, per month	0.0625%